Shareholder Report, Line Graph (Details) - USD ($)				6 Months Ended	11 Months Ended	12 Months Ended	18 Months Ended	23 Months Ended	30 Months Ended	35 Months Ended	42 Months Ended	47 Months Ended	54 Months Ended	59 Months Ended	71 Months Ended	83 Months Ended
		Sep. 20, 2021	May 13, 2019	Mar. 31, 2022	Mar. 31, 2020	Mar. 31, 2026	Mar. 31, 2023	Mar. 31, 2021	Mar. 31, 2024	Mar. 31, 2022	Mar. 31, 2025	Mar. 31, 2023	Mar. 31, 2026	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026
C000211437
Account Value [Line Items]
Line Graph and Table Measure Name						Quadratic Interest Rate Volatility and Inflation Hedge ETF
Accumulated Value			$ 10,000		$ 10,695			$ 12,155		$ 11,319		$ 10,419		$ 9,033	$ 9,217	$ 9,545
C000225265
Account Value [Line Items]
Line Graph and Table Measure Name						Quadratic Deflation ETF
Accumulated Value		$ 10,000		$ 10,497			$ 9,229		$ 9,130		$ 8,430		$ 8,040
Bloomberg U.S. Treasury Inflation-Linked Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]					Bloomberg U.S. Treasury Inflation-Linked Bond Index (USD) (TR)
Accumulated Value			$ 10,000		$ 10,628			$ 11,429		$ 11,919		$ 11,196		$ 11,247	$ 11,941	$ 12,299
Bloomberg Long U.S. Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Long U.S. Treasury Index
Accumulated Value		$ 10,000		$ 8,832			$ 7,419		$ 6,967		$ 7,055		$ 7,088

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.